Subsequent Events - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2024	Jan. 13, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

21. Subsequent Events

On January 13, 2025, €10.0 million of the €225.0 million Revolving Credit Facility (RCF) was separated to a new Ancillary Facility to be used for guarantees. As a result, €215.0 million of the RCF is now available to be drawn.

Ivica Krolo was appointed as Chief Financial Officer of the Company's operating business effective from February 1, 2025. He succeeded Dr. Erik Massmann, who stepped down from his duties as of January 31, 2025. Following mutual agreement, Mark Jensen departed from his position as Chief Technical Operations Officer of the Company's operating business as of January 31, 2025.

Revolving Credit Facility | Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility		€ 225.0
Revolving credit ancillary facility		10.0
Revolving credit facility available to be drawn		€ 215.0